PFPC Inc.
                            200 Horizon Drive
                        King of Prussia, PA  19406
                              (610) 239-4747

RULE 497(j) LETTER

VIA EDGAR


April 30, 2001


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Washington, D.C.  20549-1004
Attention:  Filing Desk

Re:  Sage Life Investment Trust
     1933 Act Registration No. 333-45293
     1940 Act Registration No. 811-08623

To the Staff of the Commission:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Sage Life Investment Trust (the
"Trust") certifies that:

 a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

 b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on April 20, 2001.

Please contact the undersigned at the above number should you have any questions.

Sincerely,

/s/Jeremy Steich
Jeremy Steich
Regulatory Administrator